CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of critical accounting estimates and judgements [Abstract]
Schedule of Recoverable Amount of Goodwill for Impairment Tests	The key assumptions used in the December 31, 2017 test were as follows:

Terminal growth rate	0.9%
After-tax discount rate	9.3%
Pre-tax discount rate	11.2%